Business combinations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Business combinations
10.	Business combinations

Acquisitions for the year ended December 31, 2017

	Amount of purchased books	Evaluation adjustment	Fair value of assets and liabilities acquired
The assets and liabilities arising from the acquisitions
Cash and cash equivalents	51	—	51
Liquid working capital,
Assets acquired	2,598	—	2,598
Liabilities assumed	(1,312)	—	(1,312)
Property, plant and equipment and intangible assets	643	2,498	3,141

Value of net assets	1,980	2,498	4,478

Goodwill	26,184	(2,498)	23,686

Bargain purchase gain	(87)	—	(87)

Purchase cost	28,077	—	28,077

Consideration for the purchase settled in cash			22,276

Cash and cash equivalents at the subsidiary acquired			(51)

Amount paid on acquisitions less cash and cash equivalents acquired			22,225

Acquisition for the year ended December 31, 2018

	Amount of purchased books	Evaluation adjustment (*)	Fair value of assets and liabilities acquired
The assets and liabilities arising from the acquisition
Cash and cash equivalents	1,996	—	1,996
Liquid working capital,
Assets acquired	130	—	130
Liabilities assumed	(3,975)	—	(3,975)
Property, plant and equipment and intangible assets	2,284	—	2,284

Value of net assets	435	—	435

Goodwill	19,175	—	19,175

Purchase cost	19,610	—	19,610

Consideration for the purchase settled in cash			3,810

Cash and cash equivalents at the subsidiary acquired			(1,996)

Amount paid on acquisitions less cash and cash equivalents acquired			1,813

(*)	The purchase price allocation may be subject to changes in the measurement period as defined in IFRS.

The acquisitions described below are in accordance with PagSeguro Group’s business strategies, as well as the products offered by them and their client portfolio.

a) BCPS

On January 1, 2017, PagSeguro Brazil acquired 99.5% of the share capital and obtained control of BCPS.

The amount paid in the acquisition was R$407, which was settled in cash on that date. The fair value of the acquired assets, amounting R$568, and the assumed liabilities amounting to R$75 at the acquisition date are substantially similar to their book value. A bargain purchase gain of R$87 arose from the acquisition of BCPS. The impacts of the acquisition were not considered material to PagSeguro Brazil.

b) R2TECH

On May 2, 2017, PagSeguro Brazil acquired 51.0% of the share capital and obtained control of R2TECH. The consideration for the purchase was R$9,200, of which R$3,500 is a variable installment, subject to the attainment of specific targets for the year 2018, established in the acquisition agreement, after the conclusion of the Company’s audited financial statements. Based on current management expectations, this performance goal will be achieved.

c) BIVA

In October, 2017, PagSeguro Brazil acquired control of BIVA with the acquisition of a 51.4% interest.

The total consideration paid for the initial purchase was R$18,470, which was settled in cash on the acquisition date. The fair value of the assets acquired, in the amount of R$2,350 and the liabilities assumed, in the amount of R$997, on the acquisition date, are substantially similar to their book value.

The goodwill of R$17,117 arising from the acquisition is attributable to the future profitability of the business in synergy with the products offered by the PagSeguro Group.

On November 30, 2017, PagSeguro Brazil acquired an additional interest of 7.9% of the issued shares for a purchase consideration of R$ 2,394, increasing PagSeguro Brazil’s interest to 59.3%. On January 15, March 12 and April 27, 2018, PagSeguro Brazil acquired additional interests of BIVA (15.12%, 0.5% and 2.42%, respectively), bringing its total interest to 77.3% of BIVA’s total share capital (59.3% as of December 31, 2017). The total amount paid for these acquisitions was R$5,389.

d) TILIX

On December 5, 2018, PagSeguro Brazil acquired 100.0% of the share capital and obtained the control of TILIX.The total consideration for the purchase was R$19,610, of which R$3,810 was settled in cash and R$15,800 in variable installments, subject to the attainment of specific targets in 2020 (R$4,100) and 2021 (R$11,700), established in the acquisition agreement The fair value of the assets acquired and the liabilities assumed on the acquisition date, are substantially similar to their book value. Based on current management expectations, this performance goal will be achieved.

The purchase price allocation may be subject to changes in the measurement period as defined in IFRS. The goodwill of R$19,175 arising from the acquisition is attributable to the future profitability of the business in synergy with the products offered by the PagSeguro Group.